Contents of Significant Accounts - Sensitivity Analysis (Detail) - TWD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Discount rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Percentage increase in actuarial assumptions	0.50%	0.50%
Decrease (increase) in defined benefit obligation due to 0.5% increase in actuarial assumptions	$ 283,095	$ 290,068
Percentage decrease in actuarial assumptions	0.50%	0.50%
Decrease (increase) in defined benefit obligation due to 0.5% decrease in actuarial assumptions	$ (303,570)	$ (311,920)
Rate of future salary increase [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Percentage increase in actuarial assumptions	0.50%	0.50%
Decrease (increase) in defined benefit obligation due to 0.5% increase in actuarial assumptions	$ (266,069)	$ (276,029)
Percentage decrease in actuarial assumptions	0.50%	0.50%
Decrease (increase) in defined benefit obligation due to 0.5% decrease in actuarial assumptions	$ 251,815	$ 260,500